Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies
Schedule of estimated useful lives of property, plant and equipment

Plant and machinery	5 or 6.67 years
Furniture, fixtures and equipment	3 or 5 years
Computers	3 or 5 years
Automobile	3 or 5 years
Leasehold improvements	The shorter of the estimated life or the lease term
PV solar system	17, 20, 25 or 27 years

Reconciliation of total interest cost
	December 31,	December 31,	December 31,
	2016	2015	2014

Interest cost capitalized	$2,273	$2,268	—
Interest cost charged to expense	9,043	9,275	2,259

Total interest cost	$11,316	$11,543	2,259